Company Information - Tax audit on payroll tax (Details) - EUR (€) € in Millions						12 Months Ended
	Nov. 26, 2021	Jun. 09, 2021	Mar. 09, 2021	Feb. 11, 2021	Aug. 17, 2018	Dec. 31, 2018	Dec. 31, 2021	Aug. 09, 2021	Jun. 30, 2021	Jan. 06, 2021	Dec. 31, 2020
Other Non Current Assets [Line Items]
Amount of offsetting against VAT credit receivables		€ 1.3
Amount of guarantee							€ 1.7
Provision related to tax audit for the years ended 2013, 2014 and 2015
Other Non Current Assets [Line Items]
Proposed payroll tax adjustment					€ 1.9
Maximum indemnification amount (the "Abbott Guarantee")							2.0		€ 2.0
Indemnification amount received		1.8
Total amount paid to French tax authorities		1.3
Amount of offsetting against VAT credit receivables		0.5
Net amount paid by bank transfer											€ 1.6
Accrued Expenses Recognized						€ 2.0
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Other Non Current Assets [Line Items]
Amount of guarantee							1.6
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Tax audit for payroll taxes
Other Non Current Assets [Line Items]
Proposed payroll tax adjustment				€ 1.9
Indemnification amount received			€ 2.0
Total amount paid to French tax authorities		1.8
Net amount paid by bank transfer		€ 0.5
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017 | Guarantee given to the tax authorities
Other Non Current Assets [Line Items]
Amount of guarantee										€ 1.0
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017 | Tax audit for payroll taxes
Other Non Current Assets [Line Items]
Claim for total amount	€ 1.2
Crdit Agricole bank
Other Non Current Assets [Line Items]
Amount of Release of Term Account Pledge								€ 1.0
Crdit Agricole bank | Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Other Non Current Assets [Line Items]
Amount of Release of Term Account Pledge							€ 1.0